SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets
Estimated useful life	10 years
Impairment of long-lived assets
Impairment of the Group's long-lived assets	¥ 0	¥ 0	¥ 0
Long-term investments
Long-term investments		11,140		$ 1,620	¥ 11,140
Equity method investments
Long-term investments
Long-term investments		11,140			¥ 11,140
Impairment for the Group's long-term investments	¥ 0	¥ 0	¥ 0